Intangible assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	€ 65,000,000	€ 65,000,000
BreastCheck IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	60,000,000	60,000,000
Tricos IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	1,000,000	1,000,000
Testic IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	1,000,000	1,000,000
Davion Masks IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	1,500,000	1,500,000
Bio Genex IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	1,000,000	1,000,000
Merit IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	€ 500,000	€ 500,000